Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 16, 2018 $ / shares	Nov. 13, 2017 shares	Jul. 17, 2017 shares	Apr. 05, 2017 $ / shares	Jan. 03, 2018 MXN ($)	Dec. 31, 2018 MXN ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($) shares
Disclosure of classes of share capital [line items]
Capital requirements | $						$ 270,049
Number of shares issued						71,063,212,170
Number of shares outstanding						66,034,792,526		66,069,035,539
Number of treasury shares held						5,028,419,644		29,420,688,657
Merger transaction description						any transaction representing 20% or more of the Company’s consolidated assets	any transaction representing 20% or more of the Company’s consolidated assets
Legal reserve | $						$ 358,440		$ 358,440
Amount of Mexican withholding tax						10.00%	10.00%
Redemption of hybrid bond						$ (13,440,120)	$ (683)
Hybrid Bonds [member]
Disclosure of classes of share capital [line items]
Redemption of hybrid bond | $					$ 600,000
Payment for redemption of bond | $					$ 13,440,120
Bottom of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve						5.00%	5.00%
Top of range [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Increase in legal reserve						20.00%	20.00%
Capital Stock Class AA Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						20,601,632,660
Capital Stock Class A Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						558,677,704
Capital Stock Class L Limited Voting Rights [member]
Disclosure of classes of share capital [line items]
Number of shares issued						49,902,901,806
Capital Stock Class Aa [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						20,601,632,660		20,601,632,660
Dividends paid | $ / shares	$ 0.32			$ 0.30
Capital Stock Class Aa [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						20.00%
Capital Stock Class Aa [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						51.00%
Capital Stock Class A [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						546,112,938		566,661,526
Dividends paid | $ / shares	0.32			0.30
Capital Stock Class A [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						19.60%
Capital Stock Class A [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						49.00%
Capital Stock Class L [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding						44,887,046,928		44,900,741,353
Dividends paid | $ / shares	0.32			0.30
Periodic payment of dividend | $ / shares	$ 0.16			$ 0.15
Periodic payable date of dividend	July 16 and November 12
Number of additional shares		16,905,414	325,264,125
Capital Stock Class L [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of capital stock						80.00%
Class L [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held						5,028,399,396		29,419,120,359
Class A [member]
Disclosure of classes of share capital [line items]
Number of treasury shares held						20,248		1,568,298